Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of presents assets and liabilities information for the Company’s operating segments

	Undergrad	Continuing Education	Digital Services	Total reportable segments	Adjustments and eliminations	Total
As of December 31, 2023
Total assets	7,104,154	180,555	310,989	7,595,698	(11,217)	7,584,481
Current assets	1,001,156	86,361	127,206	1,214,723	(11,217)	1,203,506
Non-current assets	6,102,998	94,194	183,783	6,380,975	-	6,380,975

Total liabilities and equity	7,104,154	180,555	310,989	7,595,698	(11,217)	7,584,481
Current liabilities	787,658	87,447	194,679	1,069,784	(11,217)	1,058,567
Non-current liabilities	2,783,855	57,608	41,439	2,882,902	-	2,882,902
Equity	3,532,641	35,500	74,871	3,643,012	-	3,643,012

Other disclosures
Investments in associate (i)	51,834	-	-	51,834	-	51,834
Capital expenditures (ii)	139,361	15,178	63,889	218,428	-	218,428

(i)	Investment in UEPC is included in non-current assets in the statement of financial position.
(ii)	Capital expenditures consider the acquisitions of property and equipment and intangible assets.

	Undergrad	Continuing Education	Digital Services	Total reportable segments	Adjustments and eliminations	Total
As of December 31, 2022
Total assets	6,775,829	149,254	275,564	7,200,647	(1,108)	7,199,539
Current assets	1,461,802	61,673	115,290	1,638,765	(1,108)	1,637,657
Non-current assets	5,314,027	87,581	160,274	5,561,882	-	5,561,882

Total liabilities and equity	6,775,829	149,254	275,564	7,200,647	(1,108)	7,199,539
Current liabilities	711,896	57,605	137,296	906,797	(1,108)	905,689
Non-current liabilities	2,938,960	63,990	40,742	3,043,692	-	3,043,692
Equity	3,124,973	27,659	97,526	3,250,158	-	3,250,158

Other disclosures
Investments in associate (i)	53,907	-	-	53,907	-	53,907
Capital expenditures (ii)	247,634	8,827	61,694	318,155	-	318,155

(i)	Investment in UEPC is included in non-current assets in the statement of financial position.
(ii)	Capital expenditures consider the acquisitions of property and equipment and intangible assets.

Schedule of statements of income for the Company’s operating segments

	December 31, 2023
	Undergrad	Continuing Education	Digital Services	Total reportable segments	Elimination (inter-segment transactions)	Total

External customer	2,511,018	146,827	218,068	2,875,913	-	2,875,913
Inter-segment	-	-	11,217	11,217	(11,217)	-
Revenue	2,511,018	146,827	229,285	2,887,130	(11,217)	2,875,913
Cost of services	(997,973)	(62,792)	(60,265)	(1,121,030)	11,217	(1,109,813)
Gross profit	1,513,045	84,035	169,020	1,766,100	-	1,766,100
Selling, general and administrative expenses						(1,014,684)
Other income, net						15,645
Operating income						767,061
Finance income						110,642
Finance expenses						(457,616)
Share of income of associate						9,495
Income before income taxes						429,582
Income taxes expenses						(24,166)
Net income						405,416

	December 31, 2022
	Undergrad	Continuing Education	Digital Services	Total reportable segments	Elimination (inter-segment transactions)	Total

External customer	2,037,889	108,806	182,362	2,329,057	-	2,329,057
Inter-segment	-	-	7,622	7,622	(7,622)	-
Revenue	2,037,889	108,806	189,984	2,336,679	(7,622)	2,329,057
Cost of services	(763,185)	(56,554)	(47,435)	(867,174)	7,622	(859,552)
Gross profit	1,274,704	52,252	142,549	1,469,505	-	1,469,505
Selling, general and administrative expenses						(798,153)
Other expenses, net						(7,252)
Operating income						664,100
Finance income						102,042
Finance expenses						(349,893)
Share of income of associate						12,184
Income before income taxes						428,433
Income taxes expenses						(35,677)
Net income						392,756

	December 31, 2021
	Undergrad	Continuing Education	Digital Services	Total reportable segments	Elimination (inter-segment transactions)	Total

External customer	1,498,408	72,983	147,980	1,719,371	-	1,719,371
Inter-segment	-	-	3,978	3,978	(3,978)	-
Revenue	1,498,408	72,983	151,958	1,723,349	(3,978)	1,719,371
Cost of services	(554,995)	(50,773)	(50,510)	(656,278)	3,978	(652,300)
Gross profit	943,413	22,210	101,448	1,067,071	-	1,067,071
Selling, general and administrative expenses						(622,615)
Other expenses, net						(3,561)
Operating income						440,895
Finance income						64,566
Finance expenses						(243,796)
Share of income of associate						11,797
Income before income taxes						273,462
Income taxes expenses						(31,179)
Net income						242,283